INVESTMENT MANAGERS SERIES TRUST II

235 West Galena Street

Milwaukee, Wisconsin 53212

February 7, 2025

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”) File No. 333-191476 and 811-22894 on behalf of the funds listed below (together, the “TRADR ETFs”):

Tradr 2X Long ACHR Daily ETF
Tradr 2X Long APP Daily ETF
Tradr 2X Long ALAB Daily ETF
Tradr 2X Long MDB Daily ETF
Tradr 2X Long QBTS Daily ETF
Tradr 2X Long QUBT Daily ETF
Tradr 2X Long RGTI Daily ETF
Tradr 2X Long TEM Daily ETF
Tradr 2X Long UPST Daily ETF
Tradr 2X Long ZS Daily ETF

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 439 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(2) for purposes of creating the TRADR ETFs series of the Trust.

Please direct your comments regarding this Post-Effective Amendment to the undersigned at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake

Diane Drake

Secretary